                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 10-D/A

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the initial distribution period from

                         March 2, 2006 to April 17, 2006

               Commission File Number of issuing entity: 001-32824

                            PPLUS TRUST SERIES RRD-1
             (Exact name of registrant as specified in its charter)

                 Commission File Number of depositor: 333-116208

                          MERRILL LYNCH DEPOSITOR, INC.
              (Exact name of depositor as specified in its charter)

                          MERRILL LYNCH DEPOSITOR, INC.
               (Exact name of sponsor as specified in its charter)

                          NEW YORK                             13-3091329
      (State or other jurisdiction or incorporation or      (I.R.S. Employer
            organization of the issuing entity)            Identification No.)

         WORLD FINANCIAL CENTER, NEW YORK,                        10080
                     NEW YORK                                   (Zip Code)
   (Address of principal executive offices of the
                 issuing entity)


                                 (212) 449-1000
                     (Telephone number, including area code)

                  Registered/reporting pursuant to (check one)

        Title of Class            Section 12(b)     Section 12(g)      Section 15(d)       Name of exchange
                                                                                          (If Section 12(b))

PPLUS Class A Callable                                                                      NEW YORK STOCK
Trust Certificates Series                                                                      EXCHANGE
RRD-1                                 [X]               [  ]              [  ]

PPLUS Class B Callable Trust
Certificates Series RRD-1              [ ]              [  ]              [X]



Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [ ]


EXPLANATORY NOTE:

This Form 10-D/A is being filed to correct the Commission File Number of the depositor and to provide for the information required by Item 6 of Form 10-D, which has been previously included in Item 1.

                        PART I - DISTRIBUTION INFORMATION

ITEM 1.  DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

         On April 17, 2006, a distribution was made to holders of PPLUS Callable Trust Certificates Series RRD-1. The distribution report is attached as Exhibit
99.1 to this Form 10-D/A.


                           PART II - OTHER INFORMATION

ITEM 2.  LEGAL PROCEEDINGS.

Not Applicable.


ITEM 3.  SALES OF SECURITIES AND USE OF PROCEEDS.

Not Applicable.


ITEM 4.  DEFAULTS UPON SENIOR SECURITIES.

Not Applicable.


ITEM 5.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.


ITEM 6.  SIGNIFICANT OBLIGORS OF POOL ASSETS.


         For information with respect to the underlying securities held by PPLUS Trust Series RRD-1, please refer to R.R. Donnelley & Sons Company's (Commission file number 001-04694) periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and other information on file with the Securities and Exchange Commission (the "SEC"). You can read and copy these reports and other information at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, D.C. 20549. You may obtain copies of this material for a fee by writing to the SEC's Public Reference Section of the SEC at 100 F Street, NE, Washington, D.C. 20549. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also access some of this information electronically by means of the SEC's website on the Internet at http://www.sec.gov, which contains reports, proxy and information statements and other information that the underlying securities issuer has filed electronically with the SEC.

         Although we have no reason to believe the information concerning the underlying securities or the underlying securities issuer contained in the underlying securities issuer's Exchange Act reports is not reliable, neither the depositor nor the trustee participated in the preparation of such documents or made any due diligence inquiry with respect to the information provided therein. No investigation with respect to the underlying securities issuer (including, without limitation, no investigation as to its financial condition or creditworthiness) or of the underlying securities has been made. You should obtain and evaluate the same information concerning the underlying securities issuer as you would obtain and evaluate if your investment were directly in the underlying securities or in other securities issued by the underlying securities issuer. There can be no assurance that events affecting the underlying securities or the underlying securities issuer have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7.  SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Not Applicable.


ITEM 8.  OTHER INFORMATION.

Not Applicable.


ITEM 9.  EXHIBITS.

         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

                  99.1 Trustee's report in respect of the April 17, 2006 distribution to holders of PPLUS Callable Trust Certificates Series RRD-1.


         (b) The exhibits required to be filed by the Registrant pursuant to
             Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                          MERRILL LYNCH DEPOSITOR, INC.

Date: May 16, 2006                        /s/ Stephen Kuppenheimer
                                          ------------------------------------
                                          Name:  Stephen Kuppenheimer
                                          Title: President

                                  EXHIBIT INDEX


99.1 Trustee's report in respect of the April 17, 2006 distribution to holders of PPLUS Callable Trust Certificates Series RRD-1



                                       6